Income taxes - Deferred Tax Assets (Liabilities) Continuity (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Disclosure of deferred tax [Line Items]
Balance at the beginning of the period	$ 6,679	$ 1,186
Business acquisitions and other		(33,517)
Balance at the end of the period	(301)	6,679
Deferred	(6,688)	(28,024)
Increase Decrease Through Business Combinations And Other Movement, Deferred Tax Liability (Asset)	292
Property and equipment
Disclosure of deferred tax [Line Items]
Balance at the beginning of the period	2,103	2,061
Business acquisitions and other		(33)
Balance at the end of the period	2,617	2,103
Deferred	(514)	(75)
Increase Decrease Through Business Combinations And Other Movement, Deferred Tax Liability (Asset)	0
Intangible assets
Disclosure of deferred tax [Line Items]
Balance at the beginning of the period	(97,647)	(50,476)
Business acquisitions and other		(69,213)
Balance at the end of the period	(67,972)	(97,647)
Deferred	(29,675)	(22,042)
Increase Decrease Through Business Combinations And Other Movement, Deferred Tax Liability (Asset)	0
Lease liabilities
Disclosure of deferred tax [Line Items]
Balance at the beginning of the period	6,354	6,073
Business acquisitions and other		276
Balance at the end of the period	6,045	6,354
Deferred	309	(5)
Increase Decrease Through Business Combinations And Other Movement, Deferred Tax Liability (Asset)	0
Lease right-of-use assets
Disclosure of deferred tax [Line Items]
Balance at the beginning of the period	(5,140)	(5,000)
Business acquisitions and other		(226)
Balance at the end of the period	(5,028)	(5,140)
Deferred	(112)	(86)
Increase Decrease Through Business Combinations And Other Movement, Deferred Tax Liability (Asset)	0
Non-capital losses carried forward
Disclosure of deferred tax [Line Items]
Balance at the beginning of the period	78,292	41,308
Business acquisitions and other		33,545
Balance at the end of the period	49,467	78,292
Deferred	28,825	(3,439)
Increase Decrease Through Business Combinations And Other Movement, Deferred Tax Liability (Asset)	0
Deferred revenue
Disclosure of deferred tax [Line Items]
Balance at the beginning of the period	1,217	1,011
Business acquisitions and other		0
Balance at the end of the period	530	1,217
Deferred	687	(206)
Increase Decrease Through Business Combinations And Other Movement, Deferred Tax Liability (Asset)	0
Interest expenses carried forward
Disclosure of deferred tax [Line Items]
Balance at the beginning of the period	5,852	5,188
Business acquisitions and other		0
Balance at the end of the period	3,170	5,852
Deferred	2,682	(664)
Increase Decrease Through Business Combinations And Other Movement, Deferred Tax Liability (Asset)	0
Other
Disclosure of deferred tax [Line Items]
Balance at the beginning of the period	2,290	(1,351)
Business acquisitions and other		2,134
Balance at the end of the period	11,472	2,290
Deferred	(8,890)	$ (1,507)
Increase Decrease Through Business Combinations And Other Movement, Deferred Tax Liability (Asset)	$ 292